Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 28, 2016
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2016
Prospectus Date	rr_ProspectusDate	Oct. 28, 2016
Altegris Futures Evolution Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 56 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 72 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption

You would pay the following expenses if you did not redeem your Class C Shares. The Example also assumes that you invest $10,000 in the Fund for the time periods indicated, assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

Managed Futures Strategy: The Managed Futures strategy may allocate assets of the Fund to a single Managed Futures portfolio or multiple Managed Futures portfolios that include investment styles or sub-strategies such as (i) trend following, (ii) discretionary, fundamentals-based investing with a focus on macroeconomic analysis, (iii) strategies that pursue both fundamental and technical trading approaches, (iv) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities and (v) systematic trading strategies which incorporate ate technical and fundamental variables.

The Managed Futures strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets by investing primarily via swap contracts and structured notes providing the returns of reference assets such as securities of limited partnerships, limited liability companies, offshore corporations and other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Pools”), swap contracts and structured notes. The Fund does not invest more than 25% of its assets in any one swap counterparty or structured note issuer. The Fund may access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute Managed Futures strategies without restriction as to issuer capitalization, country, or currency. Each Underlying Pool invests according to a Managed Futures strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. Swap contracts and structured notes have payments linked to reference assets such as Underlying Pools and as such are designed to produce returns similar to those of Underlying Pools and their respective strategies.

The Fund’s adviser, Altegris Advisors, L.L.C. (the “Adviser”), or sub-advisers engaged by the Adviser, will seek returns, in part, by (i) using Managed Futures strategy investments that are not expected to have returns that are highly correlated to the broad equity market and (ii) through actively managed Fixed Income strategy investments that are not expected to have returns that are highly correlated to the broad equity market or the Managed Futures strategy.

The Adviser expects that less than 100%, typically 15-25%, of the Fund’s total net assets will be invested in and used as collateral for Managed Futures strategies. However, through a combination of (i) investing primarily in swap contracts and structured notes having payments linked to the returns of reference assets such as Underlying Pools, and also (ii) direct investments in Underlying Pools that use notional funding (i.e., nominal trading level exceeds the cash deposited in their trading accounts) of Underlying Pools the Fund will attempt to maintain an exposure to Managed Futures strategies as if between 100% and 125% of the Fund’s net assets were invested.

In order to provide the Fund with exposure to certain Managed Futures strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may invest up to 25% of its total assets in an Underlying Pool or Pools and other investments that pursue such strategies through a wholly-owned and controlled subsidiary (the “Subsidiary”).

The Subsidiary will invest the majority of its assets in an Underlying Pool or Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions. The cost of investing in the Fund will be higher than the cost of investing directly in Underlying Pools and may be higher than other mutual funds that invest directly in the types of derivatives held by the Underlying Pools. Each Underlying Pool will pay management and performance based fees to its manager. For Underlying Pools that trade commodity or financial futures, management fees typically are based on the notional account size and not the actual cash invested in the Underlying Pool. Performance fees will range from 15% to 25% of each Underlying Pool’s returns and are computed for each Underlying Pool without regard the performance other Underlying Pools. Accordingly, the Fund may indirectly pay a performance fee to an Underlying Pool’s manager with positive investment performance, even if the Fund’s overall returns are negative.

The Fund may also make Managed Futures investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

Fixed Income Strategy: The Adviser expects that less than 100%, typically 60-80%, of the Fund’s total net assets will be allocated to Fixed Income strategies as described below, a portion of which may be held in cash. The Adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser. The Adviser, after consultation with the sub-adviser, allocates the Fund’s Fixed Income strategy assets among various principal sub-strategies managed by the sub-adviser, such as:

• Core Fixed Income strategy invests in a variety of fixed income instruments, including corporations; corporate obligations; agency mortgage-backed securities (“MBS”); non-agency MBS; commercial mortgage-backed securities (“CMBS”); asset-backed securities (“ABS”); high-yield (junk) bonds; bank loans and assignments; credit default swaps; global developed credit (such as corporate obligations and foreign securities); foreign fixed income securities issued by corporations and governments; emerging market fixed income securities issued by corporations and governments; bank loans and assignments bearing fixed or variable interest rates of any maturity. The sub-adviser may invest a portion of the assets allocated to the Core Fixed Income sub-strategy in inverse floaters and interest-only and principal-only securities and a portion in fixed income instruments issued or guaranteed by companies, financial institutions and government entities in emerging markets countries. The sub-adviser may also invest a portion of the assets allocated to this sub-strategy in other investment companies, including other mutual funds managed by the sub-adviser, or collective investment vehicles that invest in any of the above-listed fixed income securities, to the extent permitted by applicable law.

• Low Duration strategy invests in debt securities of any kind, including, without limit, MBS; corporate debt obligations (including foreign securities); ABS; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments, including through collateralized loan obligations; income-producing securitized products, preferred securities; and other instruments bearing fixed or variable interest rates of any maturity. The sub-strategy may invest in individual securities of any maturity, duration as well as those denominated in foreign currencies. The sub-adviser may seek to manage the dollar-weighted average effective duration of the Low Duration sub-strategy portfolio through the use of derivatives and other instruments (including, among others, futures contracts, U.S. Treasury swaps, interest rate swaps and total return swaps).

• Opportunistic Income strategy invests in fixed income instruments of any kind and other investments including ABS; corporate bonds, including high-yield (junk) bonds; municipal bonds; and securities of real estate investment trusts (“REITs”). The sub-adviser may also utilize derivative instruments, including futures contracts, options and swaps as a substitute for taking positions in fixed income instruments, to hedge certain positions held in the strategy or to reduce exposure to other risks. The sub-adviser places no limits on the duration of this sub-strategy’s investment portfolio. The term “opportunistic” is used to indicate that the sub-adviser believes market conditions exist that offer potentially attractive risk adjusted returns.

The amount allocated to each of the principal sub-strategies may change depending on the Adviser’s assessment in consultation with the sub-adviser of market risk, security valuations, market volatility and the prospects for earning income and achieving capital appreciation. The amount allocated to either the “Core Fixed Income” sub-strategy, or the “Low Duration” sub-strategy may be between 0% and 100% of amounts allocated to the Fixed Income strategy. The amount allocated to the “Opportunistic Income” sub-strategy is anticipated to generally range from 0% to 30% of amounts allocated to the Fixed Income strategy. However, the Adviser anticipates it will, under normal circumstances, allocate some portion of the Fund’s assets to each of the sub-adviser’s sub-strategies at any given time. The Fund invests in fixed income securities of any credit quality or maturity. Junk bonds are, at the time of investment, unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating agency (“NRSRO”), or unrated securities that are determined by the sub-adviser to be of comparable quality, including those in default. Junk bonds are also known as “high yield” or “high risk” bonds. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. The Fund may invest in fixed income-related futures, options and swaps as substitutes for fixed income securities and to hedge interest rate and default risk.

The Fund may also enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may also use derivatives transactions with the purpose or effect of creating investment leverage. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, commodities or other indicators of value. The Fund may invest in other investment companies or pools, including, for example, other open-end or closed-end investment companies (“CEFs”), exchange-traded funds (“ETFs”), and domestic or foreign private investment vehicles.

Exemptive Order: The Adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the SEC that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investment in securities as well the Fund’s indirect investments in the Subsidiary, including securities issued by Underlying Pools, swap contracts and structured notes. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

ABS, MBS and CMBS Risk: ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate. The value of inverse floaters and interest-only and principal-only MBS is especially sensitive to interest rates and prepayment rates. CMBS are less susceptible to prepayment risk because underlying loans may have prepayment penalties or prepayment lock out periods.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve reduces Quantitative Easing, it is uncertain what impact this may have on the Fund’s and its investments.

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Counterparty Risk: The risk that a party upon whom the Fund relies to consummate a transaction will default.

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Derivatives Risk: Futures, options and swaps involve risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives. Option positions may expire worthless exposing the Fund to potentially significant losses.

Emerging Market Risk: Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Exchange Traded Fund (“ETF”) and Closed-End Fund (“CEF”) ETF and CEF Risk: The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and CEFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and CEF is subject to specific risks, depending on the nature of the ETF or CEF.

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Interest Rate Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Defaulted Securities Risk: Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Loan Risk: Investments in loans may subject the Fund to heightened credit risks as loans tend to be highly leveraged and potentially more susceptible to the risks of interest deferral, default and/or bankruptcy.

Management Risk: The Adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Other Investment Companies Risk: Other investment companies are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the cost of investing in the Fund.

Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

REIT Risk: The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

Restricted Securities Risk: the Fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent the Fund from disposing of them promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any gains received from its investments in the Underlying Pools will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Underlying Pools Risk: Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund as an investor in Underlying Pools. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Pool manager. Those performance based fees will be paid by the Underlying Pool to each manager without regard to the performance of other managers and the Underlying Pool’s overall profitability. Underlying Pools are subject to specific risks, depending on the nature of the fund. Underlying Pools in which the Fund invests may have share class structures that present potential cross-class liability risk. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value of short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund? The Fund is intended to provide prospective investors with an opportunity to gain access to the managed futures asset class. Additionally, the Adviser believes the Fund will be appropriate for investors seeking the non-correlation benefits of managed futures investing, relative to traditional stock and bond portfolios. The Adviser believes it has the expertise and experience to select Underlying Pools and other investments that may outperform asset class benchmarks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Altegris Futures Evolution Strategy Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for the full calendar years since the Fund’s inception. Returns for the Class A, Class C and Class N shares, which are not presented, will vary from the returns of the Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information and the Fund’s NAV per share for each share class is available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Altegris Futures Evolution Strategy Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for the full calendar years since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-772-5838
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.altegrismutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Class I Shares For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	12/31/14	13.27%
Worst Quarter:	6/30/15	(8.82)%
		The year-to-date return as of the most recent calendar quarter, which ended September 30, 2016 was 3.17%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.82%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

BofA Merrill Lynch 3-Month Treasury Bill Index is an unmanaged index that measures returns of three month Treasury Bills. Investors cannot invest directly in an index.

Altegris Futures Evolution Strategy Fund | BofA Merrill Lynch 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Since Inception	nlfun_AverageAnnualReturnSinceInception1	0.07%
Altegris Futures Evolution Strategy Fund | Class A Funds
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EVOAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.94%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	761
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,155
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,736
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
Altegris Futures Evolution Strategy Fund | Class C Funds
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EVOCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 372
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	841
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,437
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,049
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	272
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	841
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,437
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,049
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	2.26%
Since Inception	nlfun_AverageAnnualReturnSinceInception1	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 16, 2012
Altegris Futures Evolution Strategy Fund | Class I Funds
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EVOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	931
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,028
Annual Return 2012	rr_AnnualReturn2012	(2.85%)
Annual Return 2013	rr_AnnualReturn2013	0.90%
Annual Return 2014	rr_AnnualReturn2014	26.29%
Annual Return 2015	rr_AnnualReturn2015	3.29%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	3.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
Altegris Futures Evolution Strategy Fund | Class I Funds | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
Altegris Futures Evolution Strategy Fund | Class I Funds | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Altegris Futures Evolution Strategy Fund | Class N Funds
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EVONX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,060
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,293
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
Altegris Macro Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ALTEGRIS MACRO STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks absolute returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 56 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 72 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover was 747% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	747.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's consolidated financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption

You would pay the following expenses if you did not redeem your Class C Shares. The Example also assumes that you invest $10,000 in the Fund for the time periods indicated, assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by allocating its assets using two principal strategies: “Global Macro” strategy and “Fixed Income” strategy.

The Fund’s adviser, Altegris Advisors, L.L.C. (the “Adviser”), seeks absolute returns, in part, by (1) diversifying the Global Macro strategy investments among strategies and asset classes that are not expected to have returns that are highly correlated to each other or to the broad equity market, and (2) restricting Fixed Income strategy investments to short-term or medium-term interest income-generating securities that are not expected to have returns that are highly correlated to the broad equity market or to the Global Macro strategy.

Global Macro Strategy: Global Macro strategies include investment styles or sub-strategies such as (1) discretionary, fundamentals-based investing with a focus on macroeconomic analysis, (2) dedicated currency investing that pursues both fundamental and technical trading approaches, (3) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities, and (4) systematic trading strategies which incorporate technical and fundamental macroeconomic variables.

Global Macro strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets and other global financial markets by investing directly in futures contracts, exchange-traded funds (“ETFs”) and also via swap contracts and structured notes providing the returns of reference assets such as securities of limited partnerships, limited liability companies (including individual share classes therein) and other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Pools”), swap contracts and structured notes. The Adviser has delegated a portion of the assets invested in the Global Macro strategy to a sub-adviser that invests primarily in futures contracts and ETFs.

The Adviser expects that less than 100% of the Fund’s total net assets will be invested in and used as collateral for Global Macro strategies. However, through a combination of (1) investing in swap contracts and structured notes having payments linked to the returns of reference assets such as Underlying Pools, and also (2) direct investments in Underlying Pools, some of which may trade commodity futures using a form of leverage referred to as notional funding (meaning that the nominal trading level exceeds the cash deposited in a trading account) and (3) direct investments in futures and ETFs managed by a sub-adviser, the Fund will attempt to maintain an exposure to Global Macro strategies as if between 100% and 125% of the Fund’s net assets were invested in those strategies.

The Fund may access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute managed futures strategies, without restriction as to issuer capitalization, country, or currency. Each Underlying Pool may invest according to a Global Macro sub-strategy in one or a combination of: (1) futures, options, forwards or spot contracts, each of which may be tied to (a) commodities, (b) financial indices and instruments, (c) foreign currencies, or (d) equity indices; (2) equity securities; (3) fixed income securities; (4) foreign exchange instruments; and/or (5) financial derivative contracts including swaps or structured notes. Underlying Pools may use derivatives primarily as a substitute for the securities, commodities, indices and foreign currencies. Swap contracts and structured notes have payments linked to reference assets such as Underlying Pools and as such are designed to produce returns similar to those of Underlying Pools and their respective sub-strategies. The Fund does not invest more than 25% of its assets with any one swap counterparty or structured note issuer.

The Fund is not a market-neutral fund.

In order to provide the Fund with exposure to certain Global Macro strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may invest up to 25% of its total assets in Underlying Pools and other investments that pursue such strategies through a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in Underlying Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions. However, the Fund may also make Global Macro strategy investments, including in Underlying Pools, swaps or structured notes or other derivatives, outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

Fixed Income Strategy: The Adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser. The Fixed Income strategy is designed to generate interest income and capital appreciation with the objective to diversify the returns of the Global Macro strategies. The Fixed Income strategy will invest in a variety of investment grade fixed income securities. The Fixed Income strategy portfolio will maintain an average maturity that ranges between short-term (less than 1 year) and intermediate-term (4-7 years). The Fixed Income strategy will invest primarily in investment grade securities, which the Fund defines as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”) or if unrated, determined to be of comparable quality.

Exemptive Order: The Adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the SEC that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investments as well the Fund’s indirect investments in the Subsidiary, securities issued by Underlying Pools, swap contracts and structured notes. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return are:

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve reduces Quantitative Easing, it is uncertain what impact this may have on the Fund and its investments.

Commodity Risk: Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities. Commodity futures prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Counterparty Risk: The risk that a party upon whom the Fund relies to consummate a transaction will default.

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund or an Underlying Pool, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Derivatives Risk: The Fund’s use of futures, swaps or structured notes directly, and the indirect use of derivative instruments through investments in Underlying Pools, involves risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives. Option positions held by Underlying Pools may expire worthless exposing the Fund to potentially significant losses.

Exchange-Traded Funds (ETF) Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which the Fund will indirectly bear.

Fixed Income and Interest Rate Risk: The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of fixed income securities and derivatives generally increases. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Any U.S. Federal Reserve System revisions to its current policy of maintaining the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market to support U.S. economic recovery will have uncertain impacts on U.S. interest rates and fixed income market volatility. Securities tied to interest rates are subject to the risk that the value of such securities will be impacted by shifts in the yield curve. Your investment will decline in value if the value of the Fund’s investments decreases.

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies. Credit risk results because currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Exchanges Risk: A portion of the derivatives trades made by Underlying Pools may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Leverage Risk: The Fund, directly or indirectly via investments in the Subsidiary and Underlying Pools, will use derivatives to increase long and short exposure creating leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. With respect to investments in Underlying Pools, however, the Fund cannot lose more than its investment in an Underlying Pool because the Fund is not legally liable for an Underlying Pool’s derivative or other obligations. The Fund’s use of swap contracts involves indirect leverage because swap contract payments are based upon notional value rather than the amount invested.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk: The Adviser’s and sub-advisers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of a sub-adviser may also prove incorrect and may not produce the desired results.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets and result in greater volatility for the Fund. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund does not sell stocks short. The Fund’s losses are potentially unlimited in a short position transaction.

Structured Notes Risk: Structured notes involve leverage risk, tracking risk and issuer default risk.

Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received by from its investments, including securities of Underlying Pools, will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Underlying Pools Risk: Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund as an investor in Underlying Pools. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to one or more commodity trading advisors or investment advisers, as applicable, engaged to trade Global Macro strategies on behalf of the Underlying Pools (each a “Global Macro manager”). Those performance based fees will be paid by Underlying Pools to each Global Macro manager without regard to the performance of other Global Macro managers (notwithstanding that a single Global Macro manager may be employed by two or more Underlying Pools) and without regard to the Underlying Pools’ or the Fund’s overall profitability. Underlying Pools are subject to specific risks, depending on the nature of the fund. Underlying Pools in which the Fund invests may have share class structures that present potential cross-class liability risk. There is no guarantee that any of the trading strategies used by Global Macro managers retained by Underlying Pools will be profitable or avoid losses.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value of short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund? The Fund is intended to provide prospective investors with an opportunity to gain access to the global macro asset class.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Altegris Macro Strategy Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class I, Class A, Class C and Class N shares over time to the performance of a broad-based securities market index and one supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information and the Fund’s NAV per share for each share class is available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Altegris Macro Strategy Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-772-5838
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.altegrismutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Class I Shares For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2014	6.68%
Worst Quarter:	2nd Quarter 2015	(6.89)%
		The year-to-date return as of the most recent calendar quarter, which ended September 30, 2016 was (1.58)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.89%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class A and Class C and Class N shares, which are not shown, will vary from those of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns presented for Class I would be substantially similar to Class A, Class C and Class N because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. After tax returns for Class A and Class C and Class N shares, which are not shown, will vary from those of Class I shares.

Barclay Global Macro Index track the performance of approximately 132 global macro programs, by ending monthly values, net of fees, as reported to Barclay Hedge.

BofA Merrill Lynch 3-Month Treasury Bill Index is an unmanaged index that measures returns of three-month Treasury Bills. Investors cannot invest directly in an index.

Altegris Macro Strategy Fund | BofA Merrill Lynch 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Since Inception	nlfun_AverageAnnualReturnSinceInception1	0.06%
Altegris Macro Strategy Fund | Barclay Global Macro Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Since Inception	nlfun_AverageAnnualReturnSinceInception1	3.10%
Altegris Macro Strategy Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCRAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	814
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,212
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,634
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,806
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(10.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2011
Altegris Macro Strategy Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCRCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 378
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	954
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,653
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,513
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	278
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	954
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,653
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,513
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.72%)
Since Inception	nlfun_AverageAnnualReturnSinceInception1	(5.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 20, 2011
Altegris Macro Strategy Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCRIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.67%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	650
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,150
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,524
Annual Return 2012	rr_AnnualReturn2012	(9.78%)
Annual Return 2013	rr_AnnualReturn2013	(7.37%)
Annual Return 2014	rr_AnnualReturn2014	3.98%
Annual Return 2015	rr_AnnualReturn2015	(4.78%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2011
Altegris Macro Strategy Fund | Class I | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.63%)
Altegris Macro Strategy Fund | Class I | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.75%)
Altegris Macro Strategy Fund | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCRNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	732
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,805
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2011
Altegris Managed Futures Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ALTEGRIS MANAGED FUTURES STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to achieve positive absolute returns in rising and falling equity markets.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to achieve its primary investment objective with less volatility than major equity market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [56] of the Fund's Prospectus and in Purchase, Redemption and Pricing of Shares on page [72] of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 231% of the average value of its portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	231.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption

You would pay the following expenses if you did not redeem your Class C Shares. The Example also assumes that you invest $10,000 in the Fund for the time periods indicated, assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its primary investment objective by allocating its assets using two principal strategies:

Managed Futures Strategy: The Managed Futures strategy is designed to capture returns related to trends in the commodity and financial futures markets: (A) by investing directly or through the Subsidiary (as defined below) in financial instruments including, but not limited to (1) options, (2) futures, (3) forwards or (4) spot contracts, each of which may be tied to (I) commodities, (II) financial indices and instruments, (III) foreign currencies, or (iv) equity indices (collectively, “financial instruments”); or (B) by indirectly accessing the returns of the above-described types of financial instruments by investing directly or through the Subsidiary in swap contracts and structured notes providing the returns of reference assets such as securities of limited partnerships, corporations, limited liability companies (including individual share classes therein) and other types of pooled investment vehicles (collectively, “Underlying Pools”), swap contracts, structured notes or other securities or derivatives. The Fund does not invest more than 25% of its assets with any one swap counterparty or structured note issuer. The Fund may access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute the Managed Futures strategy, without restriction as to issuer, capitalization, country or currency. Each Underlying Pool invests in the above-described types of financial instruments. Swap contracts and structured notes have payments linked to reference assets such as Underlying Pools and as such are designed to produce returns similar to those of Underlying Pools and their respective sub-strategies.

Through the above-described combination of (i) investing directly in financial instruments, (ii) accessing the returns of financial instruments by investing in swap contracts and structured notes having payments linked to the returns of reference assets such as Underlying Pool(s), and also (iii) direct investments in Underlying Pools that use notional funding (i.e., nominal trading level exceeds the cash deposited in their trading accounts) of Underlying Pool(s), the Fund will attempt to maintain an exposure to the Managed Futures strategy as if between 100% and 125% of the Fund’s net assets were invested.

The Managed Futures strategy may include investment styles or sub-strategies such as (1) long term trend-following, (2) discretionary macro investing based on economic fundamentals and value, (3) short-term systematic trading, (4) specialized approaches to specific or individual market sectors such as financials, equities, currencies, metals, agricultural and soft commodities and (5) counter-trend or mean reversion strategies. Managed Futures strategy investments will be made without restriction as to issuer capitalization, country, or currency.

In order to provide the Fund with exposure to certain of the above-described Managed Futures strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may invest up to 25% of its total assets in an Underlying Pool or Pools and other investments that pursue such strategies through a wholly-owned and controlled foreign subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in financial instruments and/or an Underlying Pool or Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions. However, the Fund may also make Managed Futures investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund. The Subsidiary and the Fund will comply with all applicable provisions of the 1940 Act on an aggregated basis.

Based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund’s adviser. Altegris Advisors, L.L.C. (the “Adviser”) expects that approximately 15% to 25%, of Fund assets will be allocated to and used as collateral for Managed Futures strategy. However, as market conditions change the ranges may be higher or lower.

Fixed Income Strategy: The Fixed Income strategy is designed to generate interest income and capital appreciation with the objective to diversify the returns under the Managed Futures strategy. The Fixed Income strategy will invest in a variety of investment grade fixed income securities. The Fixed Income strategy portfolio will maintain an average maturity that ranges between short-term (less than 1 year) and intermediate-term (4-7 years). The Fixed Income strategy will invest primarily in investment grade securities, which the Fund defines as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), or, if, unrated determined to be of comparable quality. In the event that a fixed income security ’s rating is downgraded below investment grade, the sub-adviser will take such actions over such reasonable period of time as it determines are prudent and in the best interests of the Client. The Adviser expects that approximately 70% to 80% of its assets will be allocated to the Fixed Income strategy. However, as market conditions change the range may be higher or lower.

The Adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Managed Futures strategy investments among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity market in general and (2) restricting Fixed Income strategy investments to short-term or medium-term interest income-generating securities that are not expected to have returns that are highly correlated to the equity market in general or the Managed Futures strategy.

Exemptive Order: The Adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the SEC that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s investments as well the Fund’s indirect investments in the Subsidiary, securities issued by Underlying Pools, swap contracts and structured notes. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve reduces Quantitative Easing, it is uncertain what impact this may have on the Fund’s and its investments.

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Counterparty Risk: The risk that a party upon whom the Fund relies to consummate a transaction will default.

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

Defaulted Securities Risk: Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Derivatives Risk: The Fund’s use of futures, options, options on futures swaps or structured notes directly, and the indirect use of derivative instruments through investments in Underlying Pools, involves risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives. Option positions held by Underlying Pools may expire worthless exposing the Fund to potentially significant losses.

Exchange-Traded Funds (“ETF”) Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which the Fund will indirectly bear.

Extension Risk: There is a risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities such as residential and commercial mortgage-backed securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Fixed Income and Interest Rate Risk: The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of fixed income securities and derivatives generally increases. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Any U.S. Federal Reserve System revisions to its current policy of maintaining the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market to support U.S. economic recovery will have uncertain impacts on U.S. interest rates and fixed income market volatility. Your investment will decline in value if the value of the Fund’s investments decreases.

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Inflation-Indexed Bond Risk: There is a risk that inflation-indexed bonds will change in value in response to actual or anticipated changes in inflation rates, in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to the same risks as all debt securities.

Interest Rate Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Leverage Risk: The Fund directly or indirectly via investments in the Subsidiary and Underlying Pools, will use derivatives such as swaps, structured notes or other derivatives, to increase long and short exposure creating leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. With respect to investments in Underlying Pools, however, the Fund cannot lose more than its investment in an Underlying Pool because the Fund is not legally liable for an Underlying Pool’s derivative or other obligations.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk: The Adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and Fund investments may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Structured Products and Notes Risk: Structured products and structured notes involve leverage risk, tracking risk, liquidity risk and issuer default risk. Investments in structured notes also involve interest rate risk, credit risk and market risk.

Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments, including securities of Underlying Pools will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Underlying Pool Risk: Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund as an investor in Underlying Pools. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to one or more commodity trading advisors or investment advisers, as applicable (“managers”) engaged to trade Managed Futures strategies on behalf of the Underlying Pools (each a “Managed Futures manager”). Those performance based fees will be paid by the Underlying Pools to each Managed Futures manager without regard to the performance of other Managed Futures managers engaged by an Underlying Pool (notwithstanding that a single manager may be employed by two or more Underlying Pools) and without regard to the Underlying Pool’s or the Fund’s overall profitability. Underlying Pools are subject to specific risks, depending on the nature of the fund. Underlying Pools in which the Fund invests may have share class structures that present potential cross-class liability risk. There is no guarantee that any of the trading strategies used by the Managed Futures managers retained by the Underlying Pools will be profitable or avoid losses.

U.S. Government Securities Risk: The risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value of short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund? The Fund is intended to provide prospective investors with an opportunity to gain access to the managed futures asset class. Additionally, the Adviser believes the Fund will be appropriate for investors seeking the non-correlation benefits of managed futures investing, relative to traditional stock and bond portfolios. The Adviser believes it has the expertise and experience to select Underlying Pools and other investments that may outperform asset class benchmarks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Altegris Managed Futures Strategy Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class I, Class A, Class C and Class O shares over time to the performance of a broad-based securities market index and one supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information and the Fund’s NAV per share for each share class is available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Altegris Managed Futures Strategy Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-772-5838
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.altegrismutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Class I Shares For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2015	5.24%
Worst Quarter:	2nd Quarter 2015	(6.15)%
		The year-to-date return as of the most recent calendar quarter, which ended September 30, 2016 was 5.92%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.15%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class A and Class C and Class O shares, which are not shown, will vary from those of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns presented for Class I would be substantially similar to Class A, Class C and Class O because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. After tax returns for Class A and Class C and Class O shares, which are not shown, will vary from those of Class I shares.

BofA Merrill Lynch 3-Month Treasury Bill Index is an unmanaged index that measures returns of three-month Treasury Bills. Investors cannot invest directly in an index.

MSCI World Index is a stock market index of over 6,000 stocks from 24 developed countries around the globe. Investors cannot invest directly in an index.

Altegris Managed Futures Strategy Fund | BofA Merrill Lynch 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	0.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Since Inception	nlfun_AverageAnnualReturnSinceInception1	0.08%
Since Inception	nlfun_AverageAnnualReturnSinceInception2	0.05%
Altegris Managed Futures Strategy Fund | MSCI World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.74%)
5 Years	rr_AverageAnnualReturnYear05	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Since Inception	nlfun_AverageAnnualReturnSinceInception1	4.65%
Since Inception	nlfun_AverageAnnualReturnSinceInception2	5.53%
Altegris Managed Futures Strategy Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFTAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	757
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,153
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,743
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.31%)
5 Years	rr_AverageAnnualReturnYear05	(2.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2010
Altegris Managed Futures Strategy Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFTCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 368
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	840
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,438
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,055
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	268
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	840
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,438
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,055
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
Since Inception	nlfun_AverageAnnualReturnSinceInception1	(2.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2011
Altegris Managed Futures Strategy Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFTIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	537
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	931
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,034
Annual Return 2011	rr_AnnualReturn2011	(6.49%)
Annual Return 2012	rr_AnnualReturn2012	(3.68%)
Annual Return 2013	rr_AnnualReturn2013	(3.61%)
Annual Return 2014	rr_AnnualReturn2014	7.15%
Annual Return 2015	rr_AnnualReturn2015	0.74%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	0.74%
5 Years	rr_AverageAnnualReturnYear05	(1.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2010
Altegris Managed Futures Strategy Fund | Class I | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.06%)
5 Years	rr_AverageAnnualReturnYear05	(2.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.02%)
Altegris Managed Futures Strategy Fund | Class I | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.45%
5 Years	rr_AverageAnnualReturnYear05	(1.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.54%)
Altegris Managed Futures Strategy Fund | Class O Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFTOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 193
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,056
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,290
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	0.36%
Since Inception	nlfun_AverageAnnualReturnSinceInception2	0.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 13, 2013

[1]	"Other Expenses" does not include costs associated with over-the-counter derivatives that provide the Fund with exposure to managed futures strategies via Underlying Pools, or the costs associated with the Underlying Pools themselves. While the Fund intends to make some investments in Underlying Pools directly or through AFES Fund Limited, a wholly owned subsidiary of the Fund and controlled foreign corporation (the "Subsidiary"), such over-the-counter derivatives are the primary manner in which the Fund intends to gain exposure to Underlying Pools. All costs associated with such derivatives, including structuring and financing fees paid to the Fund's counterparty, as well as the operating expenses, management fees and incentive fees of the associated Underlying Pools, are included in the investment return of these over-the-counter derivatives and represent an indirect cost of investing in the Fund. Based on the notional amount of such over-the-counter derivatives as of June 30, 2016, the Fund was subject to counterparty structuring and financing fees equal of approximately 0.18% (annualized) of Fund assets on such date. These fees are subject to fluctuation depending on prevailing interest rates and the degree to which such over-the-counter derivatives are employed. As of June 30, 2016, the aggregate weighted average management fees and weighed average incentive/performance fees of the Underlying Pools in which the Subsidiary invested, both directly and indirectly through over-the-counter derivatives, were approximately 1.01% of Underlying Pool notional exposure and 20.72% of Underlying Pool trading profits, respectively. Incentive/performance fees cannot be meaningfully estimated but generally range from 15% to 25% of the trading profits of an Underlying Pool. The performance of the Fund is net of all such embedded incentive/performance fees.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2017, to ensure that total annual Fund operating expenses (including organizational and offering costs) after fee waiver and reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.94%, 2.69%, 1.69% and 1.94% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser. An "Advisory Fee Breakpoint" table can be found in the "Management" section of this Prospectus.
[3]	"Other Expenses" does not include costs associated with over-the-counter derivatives that provide the Fund with exposure to managed futures strategies via Underlying Pools, or the costs associated with the Underlying Pools themselves. While the Fund intends to make some investments in Underlying Pools directly or through AGMS Fund Limited, a wholly owned subsidiary of the Fund and controlled foreign corporation (the "Subsidiary"), such over-the-counter derivatives are the primary manner in which the Fund intends to gain exposure to Underlying Pools. All costs associated with such derivatives, including structuring and financing fees paid to the Fund's counterparty, as well as the operating expenses, management fees and incentive fees of the associated Underlying Pools, are included in the investment return of these over-the-counter derivatives and represent an indirect cost of investing in the Fund. Based on the notional amount of such over-the-counter derivatives as of June 30, 2016, the Fund was subject to counterparty structuring and financing fees equal of approximately 0.21% (annualized) of Fund assets on such date. These fees are subject to fluctuation depending on prevailing interest rates and the degree to which such over-the-counter derivatives are employed. As of June 30, 2016, the aggregate weighted average management fees and weighed average incentive/performance fees of the Underlying Pools in which the Subsidiary invested, both directly and indirectly through over-the-counter derivatives, were approximately 0.68% of Underlying Pool notional exposure and 21.55% of Underlying Pool trading profits, respectively. Incentive/performance fees cannot be meaningfully estimated but generally range from 15% to 25% of the trading profits of an Underlying Pool. The performance of the Fund is net of all such embedded incentive/performance fees.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's consolidated financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[5]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses of the Fund until at least October 31, 2017, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) expenses incurred in connection with any merger or reorganization; and (viii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.94%, 2.69%, 1.69% and 1.94% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[6]	"Other Expenses" does not include costs associated with over-the-counter derivatives that provide the Fund with exposure to managed futures strategies via Underlying Pools, or the costs associated with the Underlying Pools themselves. While the Fund intends to make some investments in Underlying Pools directly or through AMFS Fund Limited, a wholly owned subsidiary of the Fund and controlled foreign corporation (the "Subsidiary"), such over-the-counter derivatives are the primary manner in which the Fund intends to gain exposure to Underlying Pools. All costs associated with such derivatives, including structuring and financing fees paid to the Fund's counterparty, as well as the operating expenses, management fees and incentive fees of the associated Underlying Pools, are included in the investment return of these over-the-counter derivatives and represent an indirect cost of investing in the Fund. Based on the notional amount of such over-the-counter derivatives as of June 30, 2016, the Fund was subject to counterparty structuring and financing fees equal of approximately 0.16% (annualized) of Fund assets on such date. These fees are subject to fluctuation depending on prevailing interest rates and the degree to which such over-the-counter derivatives are employed. As of June 30, 2016, the aggregate weighted average management fees and weighed average incentive/performance fees of the Underlying Pools in which the Subsidiary invested, both directly and indirectly through over-the-counter derivatives, were approximately 0.87% of Underlying Pool notional exposure and 20.00% of Underlying Pool trading profits, respectively. Incentive/performance fees cannot be meaningfully estimated but generally range from 15% to 25% of the trading profits of an Underlying Pool. The performance of the Fund is net of all such embedded incentive/performance fees.
[7]	The Fund's adviser has contractually agreed to reduce its fees and reimburse expenses of the Fund until at least October 31, 2017, to ensure the total annual Fund operating expenses after fee waiver and reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser))will not exceed 1.90%, 2.65%, 1.65% and 1.90% of average daily net assets attributable to Class A, Class C, Class I and Class O shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.